Borrowings - Financial Liability (Details)	6 Months Ended
Jun. 30, 2022 USD ($) item
Debt Instrument [Line Items]
Short-term financial liability	$ 118,920
Long-term financial liability	$ 148,222
Financial Liability
Debt Instrument [Line Items]
Term of debt	30 months
Receipt and activation term of mobile hardware	30 days
Number of activated mobile hardware received | item	9,908
Short-term financial liability	$ 119,000
Long-term financial liability	$ 148,000